Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value
The aggregate intrinsic value of the Company’s share units at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
	CDN$	CDN$
Share units:
Outstanding	$5,458	$4,828
Exercisable	44	3,759

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2019	2018	2017
Research and development	$157	$778	$1,182
General and administrative	1,111	1,952	5,450
Sales and marketing	206	310	329
	$1,474	$3,040	$6,961

Westport Omnibus Plan and the former Amended and Restated Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	2,667,403	$4.41	4,509,990	$6.00	6,664,591	$6.75
Granted	1,877,101	3.08	1,009,230	3.50	993,659	2.18
Exercised/vested	(2,622,338)	3.81	(2,101,190)	5.44	(2,045,617)	6.31
Forfeited/expired	(144,225)	2.86	(750,627)	3.61	(1,102,643)	6.51
Outstanding, end of year	1,777,941	$3.19	2,667,403	$4.41	4,509,990	$6.00
Units outstanding and exercisable, end of year	14,450	$2.41	2,076,684	$4.66	636,073	$5.38